FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt
The carrying values and fair values of the Company’s long-term debt as at December 31, 2025 and 2024 are as follows:

	2025	2025	2024	2024
As at December 31 (millions of dollars)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including current portion	19,017	18,721	17,479	17,364

Summary of Fair Value Hierarchy of Financial Assets and Liabilities
The fair value hierarchy of financial assets and liabilities as at December 31, 2025 and 2024 is as follows:

As at December 31, 2025 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Long-term debt, including current portion	19,017	18,721	—	18,721	—
Derivative instruments (Note 13)
Cash flow hedges, including current portion	4	4	—	4	—
	19,021	18,725	—	18,725	—

As at December 31, 2024 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Long-term debt, including current portion	17,479	17,364	—	17,364	—
Derivative instruments (Notes 13 & 14)
Cash flow hedges, including current portion	7	7	—	7	—
	17,486	17,371	—	17,371	—

Summary of the Amounts Recorded in OCL and Reclassified to Financing Charges	The following table shows the amounts recorded in OCI/OCL and reclassified to financing charges for the years ended December 31, 2025 and 2024:

Year ended December 31 (millions of dollars)	2025	2024
Amounts recorded in OCI/OCL
Before tax loss	2	1
After tax loss	1	1
Amounts reclassified to financing charges
Before tax loss (gain)	4	(4)
After tax loss (gain)	3	(3)